INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of Loss from continuing operations before income tax expense
	For the years ended December 31,
	2012	2013	2014
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	888	(6,777)	8,533	1,375
PRC	(11,586)	(26,157)	(18,471)	(2,977)

	(10,698)	(32,934)	(9,938)	(1,602)

Schedule of income tax expense
	For the years ended December 31,
	2012	2013	2014
	RMB’000	RMB’000	RMB’000	US$’000

Current	17,490	(11,809)	11,837	1,908
Deferred	(11,197)	13,104	(14,934)	(2,407)

	6,293	1,295	(3,097)	(499)

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax expense

	For the years ended December 31,
	2012	2013	2014
	RMB’000	RMB’000	RMB’000	US$’000

Loss before income tax expense	(10,698)	(32,934)	(9,938)	(1,602)

Income tax computed at PRC statutory tax rate of 25%	(2,674)	(8,233)	(2,485)	(401)
Preferential tax rates	83	(50)	2,192	353
International rate differences	4,376	4,459	6,429	1,036
Additional 50% tax deduction for qualified research and development expenses	(4,915)	(7,227)	(10,861)	(1,750)
Non-deductible expenses	10,454	22,164	5,841	943
Other permanent difference	(6,626)	—	238	38
Effect of changes in tax rates on deferred taxes	3,779	3,947	(5,575)	(899)
Changes in unrecognized tax benefits	—	—	(856)	(138)
Changes in the valuation allowance	276	(2,123)	1,980	319
Effect of changes in tax rates on prior year tax	—	(11,642)	—	—

Deferred tax adjustment	1,540	—	—	—
Income tax expense (benefit)	6,293	1,295	(3,097)	(499)

Schedule of the components of deferred tax assets and liabilities

	For the years ended December 31,
	2013	2014
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	1,266	9,149	1,475
- Deferred Revenue	2,436	5,604	903
- Accruals	3,394	6,061	977
Less: valuation allowance	—	(156)	(26)

Net current deferred tax assets	7,096	20,658	3,329

Non-current:
- Tax losses	394	2,218	357
- Property and equipment	1,719	980	158
Less: valuation allowance	(394)	(2,218)	(357)

Net non-current deferred tax assets	1,719	980	158

Total Deferred tax assets	8,815	21,638	3,487

Deferred tax liabilities:
Non-current:
- Property and equipment	2,127	44	7

Net non-current deferred tax liabilities	2,127	44	7

Total Deferred tax liabilities	2,127	44	7

Schedule of roll-forward of accrued unrecognized tax benefits

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Balance—beginning	21,563	24,301	3,917
Increase based on tax positions related to the current year	16,694	1,518	245
Decrease of tax positions related to prior year	(13,956)	(902)	(145)

Balance—ending	24,301	24,917	4,017